Intangible Assets Loan Acquisition Costs (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure			$ 18,000
Debt issuance cost			31,301	27,800
Amortization of intangible assets	5,842	8,985	45,961	67,765
Intangible assets, net			5,217	19,877
Debt issuance costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net			5,217
Interest Expense [Member] | Debt issuance costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 27,961	$ 25,923